UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

PEO AlphaQuest™ Thematic PE ETF Tailored Shareholder Report

annual shareholder report December 31, 2025

PEO AlphaQuest™ Thematic PE ETF

TICKER: LQPE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the PEO AlphaQuest™ Thematic PE ETF (the "Fund") for the period January 27, 2025 (the Fund's “Inception”) to December 31, 2025. You can find additional information about the Fund at www.peoalphaquestetf.com. You can also request this information by contacting us at (877) 977-9971 or by writing to PEO AlphaQuest™ Thematic PE ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEO AlphaQuest™ Thematic PE ETF	$117	1.30%

Costs paid as a percentage of investment are annualized.

Cumulative Performance

(Initial Investment of $10,000)

PEO AlphaQuest™ Thematic PE ETF - $9,494
Russell 2500 Index TR - $10,823
Russell 3000 Index TR - $11,418
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
1/27/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025

Annual Performance

Since Inception 01/27/2025
PEO AlphaQuest™ Thematic PE ETF	(5.07)%
Russell 2500 Index TR	8.23%
Russell 3000 Index TR	14.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.peoalphaquestetf.com for more recent performance information.

Systematic Derivative Trading Program: Full-Year 2025 Review

Full-year 2025 performance for the Derivatives strategy was -11.8%. Full year asset-class level dynamics were broadly consistent with those observed in the fourth quarter. Heightened global macroeconomic and geopolitical uncertainty contributed to persistent range-bound conditions in fixed income and energy markets, while simultaneously driving sustained inflows into gold as a flight-to-safety asset. The derivatives strategy benefited from long exposure to gold and other precious metals but was adversely affected by the absence of durable trends in fixed income and energy markets. Equities, Foreign exchange, and other commodities were modest detractors.

Systematic Derivative Trading Program: Asset Class Level Performance Commentary

Fixed income contributed approximately -1.6% in the fourth quarter, extending year-to-date losses to -7.5%. Losses were concentrated primarily in U.S. fixed income, specifically the U.S. 10-year, U.S. Ultra, and U.S. 30-year. Full year 2025 losses in fixed income were more geographically diverse in source: the primary detractors included the U.S. 10-year, the German BOBL and UK gilts. In both the quarter to date and year to date period, the German BUXL offered a modest positive offset to losses.

Commodities overall added +1.6% to fourth quarter performance, bringing the year-to-date contribution to -3.4%. Losses were concentrated in the energy complex, where Brent and Light Crude markets traded within narrow ranges, conditions that proved unfavorable for the strategy’s trend-following systems. These losses were partially offset by gains in gold, which continued its extended uptrend from the first three quarters of 2025, supported by renewed inflation concerns and a flight to safety amidst persistent geopolitical and macroeconomic uncertainty.

Foreign exchange contributed approximately 0.3% to fourth-quarter 2025 performance, narrowing full-year FX losses to -1.2%. Quarterly gains were driven primarily by short yen exposure, which performed well over the period. These gains were partially offset by choppier performance in euro-, Swiss franc–, and sterling-linked positions, which detracted modestly from results.

Finally, equities detracted approximately 0.1% from fourth-quarter performance, bringing the full-year equity contribution to -1.6%. Trading activity was limited during the quarter, as the Derivative strategy’s signals, focused on opportunities with negative beta to the S&P 500, generated relatively few actionable trades.

Negative Equity Market Sensitivity

At a high level, the strong performance of equity markets in 2025, with gains of 18 percent, created headwinds for the Derivatives strategy’s proprietary trading systems, which are intentionally structured to perform defensively during periods of rising equity markets.

Full-year 2025 equity performance represents a continuation of the powerful equity rally that began in late 2022. Since that time, the S&P 500 has appreciated by approximately 100 percent, reinforcing an environment that has been structurally unfavorable for strategies designed to benefit from equity market drawdowns or periods of stress.

Positive Trend Sensitivity

At a high level, the systematic trading program underlying the Derivatives strategy is designed to benefit from sustained and persistent market trends across global futures & foreign exchange markets.

During 2025, several exogenous economic shocks disrupted trend development in key markets. These events were characterized by sharp dislocations followed by rapid reversals, which limited the durability of directional price movements. Notable examples include the implementation of broad-based U.S. tariffs, which pressured equity markets in April before a swift rebound following subsequent policy reversals, as well as intermittent geopolitical tensions in the Middle East that contributed to pronounced single-day and intra-week reversals in oil prices.

While strong equity markets and elevated levels of mean reversion presented challenges for the strategy, the sustained uptrend in gold was illustrative of its core strengths. Specifically, it demonstrated the strategy’s ability to capture trends that can more than offset multiple performance detractors through a small number of outsized gains. In addition, prolonged advances in gold, often reflecting a flight to safety, have historically signaled shifts in market regimes that systematic trend-oriented strategies are well positioned to capture.

Systemic Environment and Strategy Positioning

The broader investment landscape continues to reflect suppressed volatility conditions, an ongoing trend since the Global Financial Crisis. Accommodative monetary and fiscal policies have contributed to muted market fluctuations, which in turn limit the opportunity set for momentum-based strategies.

While low volatility environments have historically persisted during periods of monetary stimulus, they often precede more sustained volatility expansions when market structures recalibrate. Systemic dislocations, characterized by duration and directional clarity, have historically favored trend-following approaches.

Our derivatives strategy has remained positioned to manage portfolio risk and capture opportunity in environments where systemic shocks drive directional persistence.

PEO AlphaQuest™ Thematic PE ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$13,254
Number of Holdings	260
Total Advisory Fee	$152,854
Portfolio Turnover Rate	114%

What did the Fund invest in?

(as of December 31, 2025)

Sector Type - Investments

(% of total net assets)

Technology
21.3%
Health Care
12.3%
Consumer Discretionary
11.8%
Financials
10.2%
Industrials
8.4%
Communications
6.5%
Materials
3.0%
Consumer Staples
1.8%
Real Estate
0.4%
Energy
0.4%
Utilities
0.2%
Cash & Other
23.7%

Top Ten Holdings	(% of total net assets)
Adobe, Inc.	3.2
Teradata Corp.	2.6
Fair Isaac Corp.	2.6
IDEXX Laboratories, Inc.	2.5
CVS Health Corp.	2.5
Cigna Group	2.4
Dropbox, Inc.	2.2
VeriSign, Inc.	2.2
ASGN, Inc.	1.9
Illinois Tool Works, Inc.	1.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.peoalphaquestetf.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

PEO AlphaQuest Thematic PE ETF

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$14,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Monica Byrd, Lawrence Jules, Ethan Powell and Pamela Cryton.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

December 31, 2025

Tidal Trust III

PEO AlphaQuest™ Thematic PE ETF | LQPE | NYSE Arca, Inc.

PEO AlphaQuest™ Thematic PE ETF

PEO AlphaQuest™ Thematic PE ETF

Schedule of Investments

December 31, 2025

COMMON STOCKS - 76.3%	Shares	Value
Banking - 0.2%
Alerus Financial Corp.	438	$9,864
Bancorp, Inc.(a)	67	4,524
Bank of N.T. Butterfield & Son Ltd.	120	5,978
Merchants Bancorp	298	10,150
		30,516
Consumer Discretionary Products - 2.3%
American Woodmark Corp.(a)	160	8,624
Forestar Group, Inc.(a)	386	9,507
General Motors Co.	1,902	154,671
Goodyear Tire & Rubber Co.(a)	1,464	12,825
Griffon Corp.	145	10,679
JELD-WEN Holding, Inc.(a)	2,138	5,260
Lennar Corp. - Class B	248	23,590
Masco Corp.	655	41,566
Masterbrand, Inc.(a)	762	8,412
Miller Industries, Inc.	231	8,632
Movado Group, Inc.	516	10,640
Under Armour, Inc. - Class C(a)	2,153	10,334
		304,740
Consumer Discretionary Services - 3.2%
American Public Education, Inc.(a)	263	9,941
Biglari Holdings, Inc. - Class B(a)	31	10,305
Domino’s Pizza, Inc.	431	179,649
Golden Entertainment, Inc.	403	10,958
Graham Holdings Co. - Class B	44	48,338
Grand Canyon Education, Inc.(a)	354	58,874
Lincoln Educational Services Corp.(a)	485	11,713
Medifast, Inc.(a)	1,264	13,500
Wingstop, Inc.	358	85,379
		428,657
Consumer Staple Products - 1.3%
Altria Group, Inc.	1,543	88,969
Flowers Foods, Inc.	783	8,519
National Beverage Corp.(a)	273	8,706
Perrigo Co. PLC	461	6,417
Seneca Foods Corp. - Class A(a)	91	10,067
Universal Corp.	176	9,284
USANA Health Sciences, Inc.(a)	2,061	40,458
		172,420

The accompanying notes are an integral part of these financial statements.

Financial Services - 6.7%
Acadian Asset Management, Inc.	210	9,870
AGNC Investment Corp. - REIT	1,041	11,159
ARMOUR Residential REIT, Inc. - REIT	637	11,269
Diamond Hill Investment Group, Inc.	69	11,695
Fair Isaac Corp.(a)	201	339,815
Invesco Mortgage Capital, Inc. - REIT	1,299	10,925
Marex Group PLC	321	12,314
Mastercard, Inc. - Class A	305	174,118
Moody’s Corp.	60	30,651
MSCI, Inc. - Class A	26	14,917
New York Mortgage Trust, Inc. - REIT	1,392	10,162
Patria Investments Ltd. - Class A	683	10,853
SEI Investments Co.	112	9,186
State Street Corp.	99	12,772
StoneX Group, Inc.(a)	96	9,132
Visa, Inc. - Class A	579	203,061
XP, Inc. - Class A	594	9,724
		891,623
Health Care - 12.3%
agilon health, Inc.(a)	10,178	7,010
Avanos Medical, Inc.(a)	944	10,601
Avantor, Inc.(a)	684	7,839
Biogen, Inc.(a)	70	12,319
Bio-Rad Laboratories, Inc. - Class A(a)	31	9,393
Centene Corp.(a)	3,674	151,185
Cigna Group	1,137	312,937
Collegium Pharmaceutical, Inc.(a)	305	14,121
CVS Health Corp.	4,189	332,439
Dentsply Sirona, Inc.	1,439	16,448
Enhabit, Inc.(a)	1,238	11,414
Fate Therapeutics, Inc.(a)	6,380	6,269
Fulgent Genetics, Inc.(a)	432	11,349
Humana, Inc.	876	224,370
IDEXX Laboratories, Inc.(a)	499	337,588
Indivior PLC(a)	399	14,316
Innoviva, Inc.(a)	577	11,534
Jazz Pharmaceuticals PLC(a)	84	14,280
Myriad Genetics, Inc.(a)	1,204	7,405
Organon & Co.	944	6,768
Orthofix Medical, Inc.(a)	649	9,839
Pacira BioSciences, Inc.(a)	433	11,206
Pfizer, Inc.	400	9,960
Puma Biotechnology, Inc.(a)	1,810	10,770
Revvity, Inc.	106	10,255
Tactile Systems Technology, Inc.(a)	678	19,662
Vanda Pharmaceuticals, Inc.(a)	1,984	17,499
Viatris, Inc.	1,052	13,097

The accompanying notes are an integral part of these financial statements.

Viemed Healthcare, Inc.(a)	1,425	10,588
		1,632,461
Industrial Products - 2.3%
AerSale Corp.(a)	1,325	9,421
AGCO Corp.	233	24,307
Illinois Tool Works, Inc.	924	227,581
Kennametal, Inc.	408	11,591
Napco Security Technologies, Inc.	227	9,466
Tennant Co.	125	9,212
Wabash National Corp.	1,001	8,659
		300,237
Industrial Services - 6.1%
ADT, Inc.	9,682	78,134
Bowman Consulting Group Ltd.(a)	229	7,562
C.H. Robinson Worldwide, Inc.	468	75,236
Costamare, Inc.	839	13,248
Cross Country Healthcare, Inc.(a)	733	5,937
Deluxe Corp.	3,233	72,193
Fastenal Co.	3,655	146,675
Global Industrial Co.	290	8,474
Kelly Services, Inc. - Class A	2,268	19,958
Kforce, Inc.	1,350	41,742
ManpowerGroup, Inc.	3,506	104,233
MSC Industrial Direct Co., Inc. - Class A	170	14,297
Radiant Logistics, Inc.(a)	1,636	10,356
Rush Enterprises, Inc. - Class A	196	10,572
Schneider National, Inc. - Class B	425	11,275
Teekay Corp. Ltd.	1,134	10,240
TrueBlue, Inc.(a)	2,156	9,810
U-Haul Holding Co.(a)	178	8,973
W.W. Grainger, Inc.	151	152,367
World Kinect Corp.	368	8,622
		809,904
Insurance - 3.2%
Ambac Financial Group, Inc.(a)	1,200	9,336
Aon PLC - Class A	269	94,925
Goosehead Insurance, Inc. - Class A	152	11,195
Hamilton Insurance Group Ltd. - Class B(a)	459	12,806
HCI Group, Inc.	53	10,159
Marsh & McLennan Cos., Inc.	630	116,878
Progressive Corp.	750	170,790
		426,089
Materials - 3.0%
Apogee Enterprises, Inc.	236	8,593
Boise Cascade Co.	140	10,304
CF Industries Holdings, Inc.	369	28,538
Clearwater Paper Corp.(a)	508	8,839

The accompanying notes are an integral part of these financial statements.

Ferroglobe PLC	1,876	8,705
Greif, Inc. - Class A	172	11,644
Louisiana-Pacific Corp.	160	12,922
Mosaic Co.	720	17,345
Myers Industries, Inc.	649	12,149
PPG Industries, Inc.	505	51,742
Reliance, Inc.	121	34,953
Ryerson Holding Corp.	447	11,247
Sherwin-Williams Co.	567	183,725
		400,706
Media - 6.2%
Angi, Inc.(a)	1,545	19,977
Eventbrite, Inc. - Class A(a)	4,329	19,264
EverQuote, Inc. - Class A(a)	1,190	32,130
IAC, Inc.(a)	2,547	99,588
Liberty Broadband Corp. - Class A(a)	646	31,189
Liberty Global Ltd. - Class C(a)	3,557	39,269
News Corp. - Class B	6,487	192,210
Scholastic Corp.	817	24,208
VeriSign, Inc.	1,194	290,082
Yelp, Inc. - Class A(a)	2,206	67,040
		814,957
Oil & Gas - 0.4%
California Resources Corp.	207	9,274
Chord Energy Corp.	101	9,363
EOG Resources, Inc.	84	8,821
Seadrill Ltd.(a)	292	10,103
VAALCO Energy, Inc.	2,791	10,159
		47,720
Real Estate - 0.4%
Alexander & Baldwin, Inc. - REIT	594	12,260
Chatham Lodging Trust - REIT	1,568	10,678
Diversified Healthcare Trust - REIT	2,449	11,878
Global Net Lease, Inc. - REIT	1,270	10,922
Rayonier, Inc. - REIT	399	8,642
		54,380
Retail & Wholesale - Discretionary - 6.2%
1-800-Flowers.com, Inc. - Class A(a)	2,247	8,831
BlueLinx Holdings, Inc.(a)	139	8,539
Build-Bear Workshop, Inc.	174	10,661
Builders FirstSource, Inc.(a)	348	35,806
Caleres, Inc.	703	8,556
Chewy, Inc. - Class A(a)	2,721	89,929
Etsy, Inc.(a)	1,198	66,417
Ferguson Enterprises, Inc.	618	137,585
G-III Apparel Group Ltd.(a)	345	9,991
Lululemon Athletica, Inc.(a)	924	192,016

The accompanying notes are an integral part of these financial statements.

OPENLANE, Inc.(a)	7,523	224,035
ScanSource, Inc.(a)	240	9,374
ThredUp, Inc. - Class A(a)	1,236	7,898
Winmark Corp.	42	17,008
		826,646
Retail & Wholesale - Staples - 0.6%
Albertsons Cos., Inc. - Class A	784	13,461
Kroger Co.	930	58,107
		71,568
Software & Tech Services - 19.0%
Adobe, Inc.(a)	1,202	420,688
Appian Corp. - Class A(a)	5,126	181,563
ASGN, Inc., ADR(a)	5,269	253,808
Commerce.com, Inc.(a)	9,502	39,148
Concentrix Corp.	4,401	182,994
Conduent, Inc.(a)	10,654	20,456
Dropbox, Inc. - Class A(a)	10,547	293,207
I3 Verticals, Inc. - Class A(a)	2,762	69,575
IBEX Holdings Ltd.(a)	957	36,538
Insight Enterprises, Inc.(a)	169	13,768
Jamf Holding Corp.(a)	15,120	196,711
LiveRamp Holdings, Inc.(a)	7,702	226,208
Sprinklr, Inc. - Class A(a)	16,436	127,872
Sprout Social, Inc. - Class A(a)	6,168	69,513
Teradata Corp.(a)	11,193	340,715
VTEX - Class A(a)	11,887	44,695
		2,517,459
Tech Hardware & Semiconductors - 2.3%
Arlo Technologies, Inc.(a)	594	8,310
Arrow Electronics, Inc.(a)	276	30,410
Avnet, Inc.	437	21,011
Cricut, Inc. - Class A	1,775	8,786
HP, Inc.	5,239	116,725
KLA Corp.	10	12,151
Photronics, Inc.(a)	365	11,680
TD SYNNEX Corp.	441	66,251
Xperi, Inc.(a)	5,362	31,421
		306,745
Telecommunications - 0.4%
Ooma, Inc.(a)	3,290	38,592
Spok Holdings, Inc.	627	8,270
		46,862
Utilities - 0.2%
Clearway Energy, Inc. - Class A	307	9,646
National Fuel Gas Co.	116	9,287

The accompanying notes are an integral part of these financial statements.

UGI Corp.	308	11,528
		30,461

TOTAL COMMON STOCKS (Cost $10,072,970)		10,114,151

RIGHTS - 0.0%(b)	Shares	Value
Health Care - 0.0%(b)
Concentra Biosciences, LLC(a)	984	—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 11.1%
Money Market Funds - 11.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(c)	1,466,925	1,466,925

TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,925)		1,466,925

TOTAL INVESTMENTS - 87.4% (Cost $11,539,895)		$11,581,076
Other Assets in Excess of Liabilities - 12.6%		1,673,034
TOTAL NET ASSETS - 100.0%		$13,254,110

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

PEO AlphaQuest™ Thematic PE ETF

Schedule of Futures Contracts

December 31, 2025

FUTURES CONTRACTS - 0.7%

The PEO AlphaQuest™ Thematic PE ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of December 31, 2025:

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
3-Month Secured Overnight Financing Rate	1	09/19/2028	$241,550	$(87)
3-Month Secured Overnight Financing Rate	1	12/14/2027	324,660	135
3-Month Secured Overnight Financing Rate	1	03/14/2028	324,509	135
3-Month Secured Overnight Financing Rate	4	09/14/2027	968,550	25
3-Month Secured Overnight Financing Rate	1	03/20/2029	241,288	(113)
3-Month Secured Overnight Financing Rate	2	06/20/2028	483,400	(150)
3-Month Secured Overnight Financing Rate	1	12/19/2028	324,004	101
3-Month Secured Overnight Financing Rate	3	12/14/2027	726,037	(113)
3-Month Secured Overnight Financing Rate	2	03/14/2028	483,725	(100)
3-Month Secured Overnight Financing Rate	1	12/19/2028	241,412	(100)
3-Month Secured Overnight Financing Rate	13	06/15/2027	3,148,762	(488)
3-Month Sterling Overnight Index Average	2	06/15/2027	649,925	151
3-Month Sterling Overnight Index Average	2	09/14/2027	649,623	135
3-Month Sterling Overnight Index Average	1	06/20/2028	324,341	101
ECX Emissions(a)	1	12/14/2026	102,612	2,196
E-Mini S&P 500 Index	16	03/20/2026	5,514,000	1,520
Gold(a)	2	02/25/2026	868,220	33,860
Italian 10 Year Government Bonds	1	03/06/2026	141,146	(458)
Long Gilt	2	03/27/2026	245,793	(901)
Low Sulphur Gas Oil(a)	1	02/12/2026	62,000	75
Soybeans(a)	1	03/13/2026	52,375	(863)
U.S. Treasury 10 Year Notes	10	03/20/2026	1,124,375	(7,188)
U.S. Treasury 5 Year Notes	17	03/31/2026	1,858,180	(3,812)
Ultra 10-Year U.S. Treasury Notes	3	03/20/2026	345,047	(312)
				23,749

The accompanying notes are an integral part of these financial statements.

				Value /
				Unrealized
	Contracts	Expiration	Notional	Appreciation
Description	Sold	Date	Value	(Depreciation)
3 Month Euribor	(4)	12/13/2027	$(1,146,560)	$(705)
3 Month Euribor	(7)	03/15/2027	(2,010,693)	(117)
3 Month Euribor	(4)	09/13/2027	(1,147,323)	(778)
3 Month Euribor	(1)	03/19/2029	(285,803)	(73)
3 Month Euribor	(2)	09/18/2028	(572,164)	(132)
3 Month Euribor	(3)	06/19/2028	(858,775)	103
3 Month Euribor	(2)	12/18/2028	(571,871)	323
3 Month Euribor	(3)	03/13/2028	(859,348)	(250)
3 Month Euribor	(6)	06/14/2027	(1,722,218)	(1,057)
Australian 90 Day Bank Bills	(1)	03/11/2027	(660,110)	887
Australian 90 Day Bank Bills	(1)	06/10/2027	(660,078)	(242)
Australian Government 10 Year Bonds	(7)	03/16/2026	(511,065)	311
Brent Crude Oil(a)	(2)	03/31/2026	(120,640)	1,610
Brent Crude Oil(a)	(13)	01/30/2026	(791,050)	7,510
Brent Crude Oil(a)	(1)	04/30/2026	(60,250)	860
Brent Crude Oil(a)	(6)	02/27/2026	(362,940)	4,790
Brent Crude Oil (Financial Settlement)(a)	(1)	01/30/2026	(60,850)	780
Canadian 10 Year Government Bonds	(3)	03/20/2026	(264,622)	(839)
Corn(a)	(4)	03/13/2026	(88,050)	1,413
Corn(a)	(1)	07/14/2026	(22,725)	100
Corn(a)	(1)	05/14/2026	(22,413)	100
Cotton No.2(a)	(1)	05/06/2026	(32,800)	110
Cotton No.2(a)	(1)	03/09/2026	(32,135)	1,635
French Government 10 Year Bonds	(6)	03/06/2026	(849,764)	1,715
German 30 Year Government Bonds	(3)	03/06/2026	(387,992)	5,919
German Government 10 Year Bonds	(24)	03/06/2026	(3,595,800)	24,805
German Government 5 Year Bonds	(32)	03/06/2026	(4,365,584)	16,536
Japanese Yen/U.S. Dollar Cross Currency Rate	(29)	03/16/2026	(2,326,706)	19,394
Kansas City Hard Red Winter Wheat(a)	(1)	03/13/2026	(25,738)	500
Natural Gas(a)	(3)	01/28/2026	(110,580)	1,380
Natural Gas(a)	(1)	02/25/2026	(31,300)	2,490
RBOB Gasoline(a)	(2)	01/30/2026	(144,060)	(773)
RBOB Gasoline(a)	(1)	02/27/2026	(73,143)	(265)
Soybean Oil(a)	(2)	03/13/2026	(58,272)	696
TTF Natural Gas(a)	(5)	01/29/2026	(111,128)	114
U.S. Treasury Long Bonds	(1)	03/20/2026	(115,594)	(594)
Ultra U.S. Treasury Bonds	(7)	03/20/2026	(826,000)	(531)
Wheat(a)	(3)	03/13/2026	(76,050)	4,425
Wheat(a)	(1)	05/14/2026	(25,925)	1,075
WTI Crude Oil(a)	(1)	03/20/2026	(57,070)	(1,490)
WTI Crude Oil(a)	(17)	01/20/2026	(976,140)	(20,640)
WTI Crude Oil(a)	(3)	02/20/2026	(171,660)	(1,200)
WTI Crude Oil(a)	(1)	01/16/2026	(57,420)	(1,590)
				68,305

Net Unrealized Appreciation (Depreciation)				92,054

The accompanying notes are an integral part of these financial statements.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a) All or a portion of the investment is a holding of the PEO Quest Cayman Subsidiary.

As of December 31, 2025, the Fund has recognized a liability of $15,728 related to the current day’s variation margin on these contracts.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Assets and Liabilities

December 31, 2025

PEO AlphaQuest Thematic PE ETF
ASSETS:
Investments, at value (cost $11,539,895) (Note 2)	$11,581,076
Deposit at broker for futures	1,689,548
Dividends and interest receivables	13,357
Total assets	13,283,981

LIABILITIES:
Payable to adviser (Note 2)	14,143
Variation margin	15,728
Total liabilities	29,871
NET ASSETS	$13,254,110

NET ASSETS CONSISTS OF:
Paid-in capital	$13,763,352
Total distributable earnings/(accumulated losses)	(509,242)
TOTAL NET ASSETS	$13,254,110

Net assets	$13,254,110
Shares issued and outstanding(a)	700,000
Net asset value per share	$18.93

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations

For the Period Ended December 31, 2025

PEO AlphaQuest Thematic PE ETF(a)
INVESTMENT INCOME:
Dividend income	$122,578
Less: Dividend withholding taxes	(46)
Interest income	78,779
Total investment income	201,311

EXPENSES:
Investment advisory fee (Note 4)	152,854
Broker interest expense	5,991
Total expenses	158,845
NET INVESTMENT INCOME (LOSS)	42,466

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(470,195)
Futures	(377,646)
Foreign currency	(15,076)
Net realized gain (loss)	(862,917)
Net change in unrealized appreciation (depreciation) on:
Investments	41,181
Futures	92,054
Foreign currency	(56)
Net change in unrealized appreciation (depreciation)	133,179
Net realized and unrealized gain (loss)	(729,738)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(687,272)

(a) Inception date for the Fund was January 27, 2025.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Changes in Net Assets

PEO AlphaQuest Thematic PE ETF(a)
Period Ended
December 31, 2025
OPERATIONS:
Net investment income (loss)	$42,466
Net realized gain (loss)	(862,917)
Net change in unrealized appreciation (depreciation)	133,179
Net increase (decrease) in net assets resulting from operations	(687,272)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(36,396)
Total distributions to shareholders	(36,396)

CAPITAL TRANSACTIONS:
Subscriptions	14,900,063
Redemptions	(922,285)
Net increase (decrease) in net assets from capital transactions	13,977,778

NET INCREASE (DECREASE) IN NET ASSETS	13,254,110

NET ASSETS:
Beginning of period	—
End of period	$13,254,110

SHARES TRANSACTIONS
Subscriptions	750,000
Redemptions	(50,000)
Total increase (decrease) in shares outstanding	700,000

(a) Inception date for the Fund was January 27, 2025.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the period presented

PEO AlphaQuest Thematic PE ETF
Period ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	(1.08)
Total from investment operations	(1.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$18.93

TOTAL RETURN(d)	(5.07)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,254
Ratio of expenses to average net assets(e)	1.30%
Ratio of dividend and interest expense to average net assets(e)	0.05%
Ratio of operational expenses to average net assets excluding dividend and interest expense(e)	1.25%
Ratio of net investment income to average net assets(e)	0.35%
Portfolio turnover rate(d)(f)	114%

(a) Inception date for the Fund was January 27, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the periods.

(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Notes to Financial Statements

December 31, 2025

NOTE 1 - ORGANIZATION

The PEO AlphaQuest™ Thematic PE ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”) . The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the "1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. PEO Partners, LLC (“PEO” or a “Sub-Adviser”) and AlphaQuest LLC (“AlphaQuest” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serve as investment sub-advisers to the Fund. AlphaQuest also serves as futures trading advisor to the Fund’s Cayman Subsidiary (the “Subsidiary”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on January 27, 2025.

The primary investment objective of the Fund is to seek long-term capital appreciation consistent with preservation of capital. The Fund’s secondary investment objective is current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Consolidated Notes to Financial Statements

December 31, 2025

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$10,114,151	$—	$—		$10,114,151
Rights	—	—	0	(a)	—
Money Market Funds	1,466,925	—	—		1,466,925
Total Investments	$11,581,076	$—	$0	(a)	$11,581,076
Assets:
Other Financial Instruments:(b)
Futures Contracts(c)	138,015	—	—		138,015
Total Other Financial Instruments	$138,015	$—	$—		$138,015
Liabilities:
Other Financial Instruments:(a)
Futures Contracts(c)	(45,961)	—	—		(45,961)
Total Other Financial Instruments	$(45,961)	$—	$—		$(45,961)

Consolidated Notes to Financial Statements

December 31, 2025

(a)	The Level 3 securities are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(b)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of December 31, 2025.

(c)	The Statement of Assets and Liabilities report the current day’s variation margin. The fair value reported in other tables in the footnotes to the financial statements is the cumulative unrealized gain (loss) of futures of $92,054.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of January 27, 2025	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of December 31, 2025	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2025:	$—

Derivative Instruments - The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average net notional value of futures contracts outstanding during the period ended December 31, 2025 were:

	Average Contracts	Average Notional Amount
Futures Contracts	304	18,476,519

Consolidated Notes to Financial Statements

December 31, 2025

Consolidated Statement of Assets & Liabilities

Fair value of derivative instruments as of December 31, 2025:

	Asset Derivatives as of December 31, 2025		Liability Derivatives as of December 31, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts

Commodities Risk		$65,720		$26,820
Equities Risk		1,520		—
Foreign Exchange
Currencies Risk		19,395		—
Interest Rate Risk		51,380		19,141
Total Futures Contracts		138,015		45,961

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended December 31, 2025:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
Commodities Risk		$(245,781)	$38,900
Equities Risk		448,393	1,520
Foreign Exchange
Currencies Risk		(101,792)	19,394
Interest Rate Risk		(473,856)	32,240
Total Futures Contracts		(373,036)	92,054

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Consolidated Notes to Financial Statements

December 31, 2025

Futures Contracts - The Fund may purchase futures contracts to gain long exposure to commodities. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the period ended December 31, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with RCM Alternatives acting as the futures commission merchant.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Broker for Futures - Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Basis for Consolidation for the Fund - The Fund may invest up to 25% of its total assets in the PEO Quest Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $526,429, or 3.97% of its net assets invested in the Subsidiary as of December 31, 2025.

Consolidated Notes to Financial Statements

December 31, 2025

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of December 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2 above) is a controlled foreign corporation not subject to Cayman Islands or U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Consolidated Notes to Financial Statements

December 31, 2025

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to activity related to the Subsidiary. For the year ended December 31, 2025, the following adjustments were made:

Total distributable
Paid-In Capital	earnings/(accumulated losses)
$(214,426)	$214,426

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed-Income Securities Risk. The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed- income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Consolidated Notes to Financial Statements

December 31, 2025

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

●	Agricultural Commodities Risk. The prices of agricultural commodities are subject to the risks affecting supply and demand, including, without limitation, climatic conditions, transportation difficulties, natural disasters, and other events that affect the availability of agricultural staples in certain models. Agricultural markets tend to be less liquid than other financial markets, increasing the risk of a limited group of investors materially affecting prices.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Consolidated Notes to Financial Statements

December 31, 2025

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 1.25% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended December 31, 2025 are disclosed in the Consolidated Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, PEO is responsible for the day-to-day management of the Fund’s Equity Strategy, subject to the supervision of the Adviser and the Board. AlphaQuest is responsible for the day-to-day management of the Fund’s Derivatives Strategy, including those instruments traded through the Subsidiary, subject to the supervision of the Adviser and the Board. These services include trading portfolio securities and financial instruments for the Fund and Subsidiary, including selecting broker-dealers to execute purchase and sale transactions. AlphaQuest also serves as futures trading advisor to the Subsidiary, pursuant to a futures trading agreement among the Adviser and AlphaQuest. AlphaQuest does not receive additional compensation for services to the Subsidiary. The Sub -Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.06% and 0.04% of the Fund’s average daily net assets for PEO and AlphaQuest, respectively. The Sub-Advisers have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub- Advisers and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Advisers a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

Consolidated Notes to Financial Statements

December 31, 2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b- 1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
13,153,037	11,082,213

Consolidated Notes to Financial Statements

December 31, 2025

For the period ended December 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended December 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
8,582,333	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary Income	$36,396

As of the fiscal period ended December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$11,586,095
Gross tax unrealized appreciation	825,190
Gross tax unrealized depreciation	(830,209)
Net tax unrealized appreciation (depreciation)	(5,019)
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total distributable earnings	—
Other accumulated gain (loss)	(504,223)
Total distributable earnings/(accumulated losses)	$(509,242

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal period ended December 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of December 31, 2025, the Fund had long-term and short-term capital loss carryovers of $29,776 and $477,658, respectively, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Consolidated Notes to Financial Statements

December 31, 2025

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09"), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which did not have a material impact on the Fund’s financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of PEO AlphaQuest™ Thematic PE ETF and

The Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of PEO AlphaQuest™ Thematic PE ETF (the “Fund”), a series of Tidal Trust III (the “Trust”), including the consolidated schedule of investments, as of December 31, 2025, the related consolidated statement of operations, the consolidated statement of changes in net assets and the consolidated financial highlights for the period from January 27, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of December 31, 2025, the consolidated results of its operations, the consolidated changes in its net assets and the consolidated financial highlights for the period from January 27, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

Other Unaudited Information	PEO AlphaQuest™ Thematic PE ETF
December 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PEO AlphaQuest™ Thematic PE ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

PEO AlphaQuest™ Thematic PE ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended December 31, 2025, was as follows:

PEO AlphaQuest™ Thematic PE ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.